Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
6.	CASH AND CASH EQUIVALENTS

	30 June 2025 $	30 June 2024 $
Cash at bank	7,297,328	1,259,242
	7,297,328	1,259,242
Cash at bank earns interest at floating rates based on daily bank deposit rates.